List of shareholdings - List of shareholdings, narrative (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Kommanditgesellschaft Deutsche Gasrusswerke GmbH & Co., Dortmund, Germany
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	54.00%	54.00%